Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Abstract]
Amortization expenses of finite-lived intangible assets	$ 22,623	$ 20,719	$ 14,059
Impairment of indefinite-lived intangible assets